Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Small-Mid Cap Value Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class A Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Class I Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Russell 2500TM Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Russell 3000® Value Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	(8.91%)	[1]	7.70%	[1]	9.00%	[1]	Dec. 15, 2011	[1]	4.88%	9.43%	11.29%	2.87%	9.74%	12.02%	(4.98%)	[2]	8.14%	[2]	8.86%	[2]	Dec. 15, 2011	[2]	4.88%	9.43%	11.29%	2.87%	9.74%	12.02%	(3.52%)	8.95%	9.62%	Dec. 15, 2011	4.88%	9.43%	11.29%	2.87%	9.74%	12.02%	(3.09%)	9.26%	10.03%	Dec. 15, 2011	(3.26%)	7.43%	8.06%	Dec. 15, 2011	(1.71%)	[3]	7.09%	[3]	7.65%	[3]	Dec. 15, 2011	[3]	4.88%	9.43%	11.29%	2.87%	9.74%	12.02%	(3.00%)	9.31%	9.94%	Dec. 15, 2011	4.88%	9.43%	11.29%	2.87%	9.74%	12.02%	(3.23%)	9.10%	9.84%	Dec. 15, 2011	4.88%	9.43%	11.29%	2.87%	9.74%	12.02%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.